Business Combination (Schedule Of Assets And Liabilities Acquired) (Detail) (Village Homes [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
Dec. 07, 2012
Village Homes [Member]
Business Acquisition [Line Items]
Real estate inventories owned	$ 32,923
Other assets, net	1,463
Intangibles	907
Receivables	70
Accounts payable	(1,029)
Accrued expenses	(1,133)
Cash paid for acquisitions, net	$ 33,201